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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01920
                                   ---------------------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    645 Madison Avenue             New York, New York                 10022
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                               Philippe E. Baumann

Stralem & Company Incorporated   645 Madison Avenue   New York, New York   10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                   -----------------------------

Date of fiscal year end:        October 31, 2009
                          ------------------------------------

Date of reporting period:       July 31, 2009
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

    SHARES   COMMON STOCKS - 90.8%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 3.2%
                HOTELS, RESTAURANTS & LEISURE - 3.2%
    53,300         McDonald's Corp.                                $  2,934,698
                                                                   ------------

             CONSUMER STAPLES - 6.0%
                HOUSEHOLD PRODUCTS - 2.2%
    36,000         Procter & Gamble Co. (The)                         1,998,360
                                                                   ------------

                PERSONAL PRODUCTS - 3.8%
   107,700         Avon Products, Inc.                                3,487,326
                                                                   ------------

             ENERGY - 16.7%
                ENERGY EQUIPMENT & SERVICES - 0.8%
    14,000         Schlumberger Ltd.                                    749,000
                                                                   ------------

                OIL, GAS & CONSUMABLE FUELS - 15.9%
    46,400         Chevron Corp.                                      3,223,408
    47,900         Devon Energy Corp.                                 2,782,511
    63,500         Occidental Petroleum Corp.                         4,530,090
    99,600         XTO Energy, Inc.                                   4,006,908
                                                                   ------------
                                                                     14,542,917
                                                                   ------------

             FINANCIALS - 3.5%
                INSURANCE - 3.5%
   106,000         Loews Corp.                                        3,182,120
                                                                   ------------


             HEALTH CARE - 10.7%
                PHARMACEUTICALS - 10.7%
    44,700         Abbott Laboratories                                2,011,053
    58,500         Eli Lilly & Co.                                    2,041,065
    37,400         Johnson & Johnson                                  2,277,286
   217,300         Pfizer, Inc.                                       3,461,589
                                                                   ------------
                                                                      9,790,993
                                                                   ------------

             INDUSTRIALS - 23.9%
                AEROSPACE & DEFENSE - 5.1%
    37,800         L-3 Communications Holdings, Inc.                  2,853,900
    33,100         United Technologies Corp.                          1,802,957
                                                                   ------------
                                                                      4,656,857
                                                                   ------------

                ELECTRICAL EQUIPMENT - 3.4%
    84,800         Emerson Electric Co.                               3,085,024
                                                                   ------------

                INDUSTRIAL CONGLOMERATES - 4.4%
    13,700         3M Co.                                               966,124
   225,000         General Electric Co.                               3,015,000
                                                                   ------------
                                                                      3,981,124
                                                                   ------------

                MACHINERY - 11.0%
    82,900         Caterpillar, Inc                                   3,652,574
    52,200         Danaher Corp.                                      3,196,728
    72,500         Parker Hannifin Corp.                              3,210,300
                                                                   ------------
                                                                     10,059,602
                                                                   ------------

             INFORMATION TECHNOLOGY - 15.8%
                COMMUNICATIONS EQUIPMENT - 2.7%
   112,700         Cisco Systems, Inc. (a)                            2,480,527
                                                                   ------------


SEE NOTES TO SCHEDULE OF INVESTMENTS.                                          1

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES   COMMON STOCKS - 90.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 15.8% (CONTINUED)
                COMPUTERS & PERIPHERALS - 7.2%
    65,500         Hewlett-Packard Co.                             $  2,836,150
    31,800         International Business Machines Corp.              3,750,174
                                                                   ------------
                                                                      6,586,324
                                                                   ------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
   146,400         Intel Corp.                                        2,818,200
                                                                   ------------

                SOFTWARE - 2.8%
   107,100         Microsoft Corp.                                    2,518,992
                                                                   ------------

             UTILITIES - 11.0%
                ELECTRIC UTILITIES - 7.5%
   228,300         Duke Energy Corp.                                  3,534,084
   107,400         Southern Co. (The)                                 3,372,360
                                                                   ------------
                                                                      6,906,444
                                                                   ------------

                MULTI-UTILITIES - 3.5%
    80,600         Consolidated Edison, Inc.                          3,172,416
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $82,118,049)                $ 82,950,924
                                                                   ------------

 PRINCIPAL   UNITED STATES TREASURY SECURITIES - 5.5%                  VALUE
--------------------------------------------------------------------------------
$1,000,000   U.S. Treasury Bills, 0.12%*, due August 13, 2009      $    999,966
 1,000,000   U.S. Treasury Bills, 0.11%*, due August 27, 2009           999,913
 3,000,000   U.S. Treasury Bills, 0.14%*, due September 24, 2009      2,999,262
                                                                   ------------
             TOTAL UNITED STATES TREASURY SECURITIES
                (Cost $4,999,250)                                  $  4,999,141
                                                                   ------------

    SHARES   MONEY MARKET FUNDS - 3.5%                                 VALUE
--------------------------------------------------------------------------------
 3,210,083   Dreyfus Treasury Prime Money Market Fund, 0.004%**
                (Cost $3,210,083)                                  $  3,210,083
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 99.8%
                (Cost $90,327,382)                                 $ 91,160,148

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               193,292
                                                                   ------------

             NET ASSETS  -  100.0%                                 $ 91,353,440
                                                                   ============


(a)   Non-income producing.
*     Annualized yield at time of purchase; not a coupon rate.
**    Rate shown is the 7-day effective yield as of July 31, 2009.


SEE NOTES TO SCHEDULE OF INVESTMENTS.                                          2

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

1.    INVESTMENT VALUATION

The securities of Stralem Equity Fund (the "Fund") that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid quote. U.S. Treasury Bills and other short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds may be valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair valuation would be initiated in instances when prices of individual portfolio securities are "not readily available" or when there is an occurrence of a "significant event" that occurs after market closings but before the Fund's NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

Level 1 - Quoted prices in active markets for identical securities   $86,161,007
Level 2 - Other significant observable inputs                          4,999,141
Level 3 - Significant unobservable inputs                                     --
                                                                     -----------
Total                                                                $91,160,148
                                                                     ===========

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on this schedule of investments.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009 by security type as required by FSP 157-4:

                                       Level 1       Level 2       Level 3        Total
                                    ------------  ------------  ------------  ------------

Common Stocks                       $ 82,950,924  $         --    $       --   $82,950,924
United States Treasury Securities             --     4,999,141            --     4,999,141
Money Market Funds                     3,210,083            --            --     3,210,083
                                    ------------  ------------  ------------  ------------
Total                               $ 86,161,007  $  4,999,141  $         --   $91,160,148
                                    ============  ============  ============  ============

As of July 31, 2009, all of the common stocks held by the Fund were valued using Level 1 inputs. Refer to the Fund's Schedule of Investments for a summary of the Level 1 inputs by industry type.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2009:

                 Cost of portfolio investments   $ 90,327,382
                                                 ============

                 Gross unrealized appreciation   $ 10,736,673
                 Gross unrealized depreciation     (9,903,907)
                                                 ------------

                 Net unrealized appreciation     $    832,766
                                                 ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stralem Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann

Date        August 17, 2009
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date        August 17, 2009
      -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date        August 17, 2009
      -------------------------------

* Print the name and title of each signing officer under his or her signature.